SHARE WARRANT OBLIGATIONS - Narrative (Details)				12 Months Ended
	Dec. 16, 2022 USD ($) $ / shares shares	May 06, 2021 d $ / shares shares	Jul. 01, 2020 $ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Asset Acquisition [Line Items]
Weighted average share price, warrant (in dollar per share) | $ / shares			$ 5.66
Exercisable shares (in shares)				45,121	1,505,000
Number of securities called by each warrant (in shares)		1
Warrant, exercise price (usd per share) | $ / shares		$ 11.5
Warrants outstanding (in shares)				27,111,323	27,111,623
Proceeds from the issuance of shares through the December 2022 Offering - Warrants | $				$ 19,913,196	$ 0
Warrant, Publically Traded
Asset Acquisition [Line Items]
Number of securities called by each warrant (in shares)	1	1
Warrant, exercise price (usd per share) | $ / shares	$ 2.8	$ 11.5
Warrants outstanding (in shares)				15,972,364	15,972,664
Warrants, expiration period	5 years
Warrants, company option, exercise price (usd per share) | $ / shares		0.01
Warrants, company option, minimum share price, enabling company option (usd per share) | $ / shares		$ 18
Warrants, company option, number of trading day period, in which share price is above required threshold | d		20
Warrants, company option, total trading day period | d		30
Number of warrants issued (in shares)	19,685,040
Proceeds from the issuance of shares through the December 2022 Offering - Warrants | $	$ 19,913,196
Warrant issue related cost | $	1,869,053
Legal and other professional fees | $	901,133
Fee and commission expense | $	$ 967,920
Warrant, Privately Traded
Asset Acquisition [Line Items]
Warrants outstanding (in shares)				11,138,959	11,138,959
Northern Genesis Acquisition Corp.
Asset Acquisition [Line Items]
Warrants outstanding (in shares)		27,111,741
Minimum
Asset Acquisition [Line Items]
Spending of warrant | $				$ 1,200,000,000
The Warrant
Asset Acquisition [Line Items]
Exercisable shares (in shares)				5,302,511	5,302,511
Remaining contractual life (years)				8 years
The Warrant | Maximum
Asset Acquisition [Line Items]
Number of shares outstanding (in shares)				35,350,003
Northern Genesis Acquisition Corp. | Warrant
Asset Acquisition [Line Items]
Shares issued (in shares)		27,111,741
Northern Genesis Acquisition Corp. | Warrant, Publically Traded
Asset Acquisition [Line Items]
Shares issued (in shares)		15,972,672
Northern Genesis Acquisition Corp. | Warrant, Privately Traded
Asset Acquisition [Line Items]
Shares issued (in shares)		11,139,069